Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 635,141	$ 265,351
Short-term bank deposits	180,604	1,330
Trade and unbilled receivables and contract assets, net	3,332,249	2,942,886
Other receivables and prepaid expenses	457,385	371,918
Inventories, net	3,129,756	2,773,696
Total current assets	7,735,135	6,355,181
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies and other companies	126,900	126,007
Long-term trade and unbilled receivables and contract assets	719,078	516,299
Long-term bank deposits and other receivables	51,601	67,510
Deferred income taxes, net	86,679	34,064
Severance pay fund	222,555	223,167
Total long-term investments and receivables	1,206,813	967,047
OPERATING LEASE RIGHT OF USE ASSETS	515,620	527,075
PROPERTY, PLANT AND EQUIPMENT, NET	1,382,120	1,276,948
GOODWILL	1,497,180	1,490,585
OTHER INTANGIBLE ASSETS, NET	324,650	354,760
TOTAL ASSETS	12,661,518	10,971,596
CURRENT LIABILITIES:
Short-term credit and loans	50,532	450,856
Current maturities of long-term loans and Series B, C and D Notes	83,452	74,561
Operating lease liabilities	98,464	84,912
Trade payables	1,511,671	1,343,816
Other payables and accrued expenses	1,549,139	1,207,717
Contract liabilities	2,683,180	2,149,306
Total current liabilities	5,976,438	5,311,168
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	18,000	27,395
Series B, C and D Notes, net of current maturities	237,625	278,529
Employee benefit liabilities	487,760	454,334
Deferred income taxes and tax liabilities, net	137,662	73,916
Contract liabilities	934,256	816,796
Operating lease liabilities	476,737	454,057
Other long-term liabilities	263,067	274,421
Total long-term liabilities	2,555,107	2,379,448
COMMITMENTS AND CONTINGENT LIABILITIES
Elbit Systems Ltd. equity:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2025 and 2024; Issued and outstanding 46,442,352 and 44,547,673 shares as of December 31, 2025 and 2024, respectively.	13,436	12,842
Additional paid-in capital	1,058,191	459,330
Accumulated other comprehensive income (loss)	(93,201)	64,298
Retained earnings	3,151,172	2,741,070
Total Elbit Systems Ltd. equity	4,129,598	3,277,540
Non-controlling interests	375	3,440
Total equity	4,129,973	3,280,980
TOTAL LIABILITIES AND EQUITY	$ 12,661,518	$ 10,971,596